Related Party, Participant Loans and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party, Participant Loans and Party-in-Interest Transactions

4. Related Party, Participant Loans and Party-in-Interest Transactions

Certain Plan investments are shares of mutual funds and a money market fund managed by the Trustee, and therefore, these transactions qualify as party-in-interest transactions. Participant loan and distribution processing fees are paid to Vanguard by participants. The Plan also issues loans to participants which are secured by the vested balance of the participants' accounts. As described in Note 1, the Plan paid certain expenses related to Plan operations and investment activity to various service providers. Certain Plan investments are shares of Hecla Mining Company common stock; therefore, these transactions also qualify as party-in-interest transactions. For the years ended December 31, 2025 and 2024, total purchases of shares of Hecla Mining Company common stock were $17,857,843 and $12,725,293, respectively, and total sales of shares of Hecla Mining Company common stock were $27,150,356 and $14,204,889, respectively. Dividend income recognized on shares of Hecla Mining Company common stock was $57,833 and $165,261 for the years ended December 31, 2025 and 2024, respectively. These transactions are party-in-interest transaction, which are exempt from prohibited transaction rules.